Commitments (Tables)	12 Months Ended
Jun. 30, 2021
Contractual commitments [abstract]
Summary of Minimum Payments Required Under Other Contractual Commitments for Business Service Agreements	The Company’s minimum payments required under contractual commitments for software subscriptions, for the years ended June 30, are as follows:

2022	$1,337
2023	659
2024	114

$2,110